Acquisition (Details)			1 Months Ended	12 Months Ended
	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Feb. 22, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 22, 2022 $ / shares shares
Acquisition (Details) [Line Items]
Equity interest	100.00%	100.00%
Unrelated parties	$ 1,569,000	¥ 10,000,000
Subsequent Event [Member]
Acquisition (Details) [Line Items]
Cash consideration			¥ 10,000,000
Common shares (in Shares) | shares					2,580,000
Price per share (in Dollars per share) | $ / shares					$ 0.61
Exchange rate			¥ 6.39
Series of Individually Immaterial Asset Acquisitions [Member]
Acquisition (Details) [Line Items]
Purchase price				¥ 10,000,000